Earnings per share (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Earnings per Share

	2017	2016	2015
	million	million	million
Issued ordinary shares at January 1	9,818	9,818	9,818
Effect of issuance of H shares (Note 47)	106	—	—

Weighted average number of ordinary shares at December 31	9,924	9,818	9,818